Prepayments and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Convertible loan	[1]	¥ 83,357	$ 12,775	¥ 102,741
Third-party retail company [Member]
Convertible loan		¥ 66,000	$ 10,115	¥ 66,000

[1]	As of December 31, 2020, convertible loans were fully impaired. Convertible loans included a convertible loan of RMB66,000 (US$10,115) to a third party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, the third-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.